SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 84                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 84                                                 [X]

                        (Check appropriate box or boxes.)


                       AMERICAN CENTURY MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


         William M. Lyons, 4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: March 1, 1999

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on March 1, 1999 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
The Statement of Additional Information of American Century Mutual Funds, Inc. dated March 1, 1999 is incorporated herein by reference to the Registrants filing pursuant to Rule 485(b) on February 26, 1999 (accession #0000100334-99-000011).

[front cover]


                                AMERICAN CENTURY

                                   Prospectus

                                                         Tax-Managed Value Fund


                         [american century logo(reg.sm)]
                                    American
                                     Century

[left margin]


                                                                  MARCH 1, 1999
                                                                 INVESTOR CLASS

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                   TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                        Distributed by  Funds Distributor, Inc.


[inside front cover]

Dear Investor,

  Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investment. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

  Inside you'll find:

     *   The fund's primary investments and risks

     *   A description of who may or may not want to invest in the fund

     * Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmark

     *   An overview of services available and ways to manage your accounts

     *   Helpful tips and definitions of key investment terms

  The new, simplified prospectus format is not the only step we've taken to make investing less confusing. As we prepare to welcome in the 21st century, American Century is bringing our fund names up to date. That's why on March 1, we retired the "Twentieth Century" and "Benham" fund group names and will use the "American Century" name for all of our funds. This will make it easier for you to track your investments in newspapers or on financial Web sites. For example, instead of "American Century-Twentieth Century Ultra," the new fund name will be simply "American Century Ultra." Only the fund names are changing; each fund's objective and investment strategy will stay the same.

  In another step toward simplification, we are introducing a more intuitive way for you to evaluate our family of funds. This new system classifies funds based on objective and risk.

  The four broad objectives are:         The three risk categories are:
        *  Growth                                 *   Aggressive
        *  Growth and Income                      *   Moderate
        *  Income                                 *   Conservative
        *  Capital Preservation

  The new classification presents the risk level of each fund upfront so you can choose funds you are comfortable with. It also can help you create a diversified portfolio by identifying funds from different investment categories. Our Investing with American Century brochure explains this reclassification in more detail.

  If you have questions about the prospectus or would like to receive a copy of our Investing with American Century brochure, our Investor Relations Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,

                                      /s/Mark Killen
                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.

 [left margin]

                         [american century logo(reg.sm)]
                                    American
                                     Century


                               American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                  64141-6200


TABLE OF CONTENTS

An Overview of the Fund .....................................................  2
Fees and Expenses ...........................................................  3
Information about the Fund ..................................................  4
Management ..................................................................  6
Investing with American Century .............................................  8
Share Price and Distributions ............................................... 12
Taxes ....................................................................... 13
Multiple Class Information .................................................. 14

[left margin]

Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of hand with index finger pointing] This symbol highlights special information and helpful tips.


                                                    American Century Investments


AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT GOALS?


This fund seeks long-term capital growth by investing primarily in common stocks while attempting to minimize the impact of federal taxes on shareholder returns


WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?


The fund managers use a value investment strategy that invests primarily in stocks of medium to large companies that the fund managers believe are undervalued at the time of purchase. In selecting stocks, the fund managers look for companies that are temporarily out of favor in, or whose value is not yet recognized by, the market. The fund managers will attempt to minimize taxable distributions to fund shareholders. A more detailed description of American Century's tax-managed investment strategy begins on page 4.

The fund's principal risks include


* Market Risk--The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* Price Volatility--The value of the fund's shares may fluctuate significantly in the short-term.

* Principal Loss--As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO may WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  seeking lower taxable distributions than a traditional equity fund

*  comfortable with the fund's short-term price volatility

*  comfortable with the risks associated with the fund's investment strategy

WHO may not WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing through an IRA or other tax-advantaged retirement plan

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

[left margin]


[graphic of hand with index finger pointing] An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.



2        American Century Investments                            1-800-345-2021


FEES AND EXPENSES


There are no sales loads, fees or other charges


*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares


*  to exchange into the Investor Class shares of other American Century funds


The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                               Redemption Fee (as a percentage
                                               of amount redeemed)
--------------------------------------------------------------------------------
Tax-Managed Value Fund
--------------------------------------------------------------------------------
Shares held for less than one year(1)          2.0%
Shares held for one year or more               None

1 The fee withheld from redemption proceeds is retained by the fund.


ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)

                 Management    Distribution and      Other        Total Annual Fund
                 Fee(1)        Service (12b-1) Fees  Expenses(2)  Operating Expenses
------------------------------------------------------------------------------------

Tax-Managed
   Value Fund    1.10%         None                  0.00%        1.10%

1 The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase. Please consult the Statement of Additional Information for more details about the fund's management fee.


2 Other expenses include the fees and expenses of the fund's independent directors, its legal counsel, interest and extraordinary expenses and are estimated to be less than 0.005% of the fund's assets during the fund's first fiscal year.


EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Assuming you . . .

*  incur the same operating expenses as shown above


*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year


 . . . your cost of investing in the fund would be:


                                      1 Year             3 Years
------------------------------------------------------------------------------

Tax-Managed Value Fund                $320               $349


You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:


                                      1 Year             3 Years
------------------------------------------------------------------------------
Tax-Managed Value Fund                $112               $349



[graphic of hand with index finger pointing] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


     www.americancentury.com                   American Century Investments   3



INFORMATION ABOUT THE FUND

TAX-MANAGED VALUE FUND


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The fund seeks long-term capital growth.


HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?


The fund managers seek to achieve the fund's objective by investing primarily in common stocks. The fund managers also will attempt to minimize the impact of federal income taxes on shareholder returns by attempting to minimize taxable distributions to shareholders.

The fund managers use a value investment strategy to look for stocks of medium to large companies that the fund managers believe are undervalued at the time of purchase. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by other investors. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices.

To minimize taxable distributions, the fund managers employ the following tax-sensitive techniques that may, from time to time, be inconsistent with the fund's objective of long-term capital growth:

* The fund managers seek to minimize realized capital gains by keeping portfolio turnover relatively low and generally holding its investments for longer periods.

* The fund managers seek to minimize realized capital gains when selling the shares of a specific company by analyzing the fund's holdings of that company to determine which shares were purchased at what price and typically selling those shares bought at the highest price.

* The fund managers may seek to minimize realized capital gains by selling securities to realize capital losses. Realized capital losses can offset realized capital gains, thereby reducing capital gains distributions to the fund's shareholders.

* The fund managers may seek to minimize taxable dividend income where appropriate by investing in stocks with lower dividend yields.

While the fund seeks to minimize taxable distributions to shareholders, it may realize taxable gains and earn some dividends. For example, the fund managers may elect to sell a security, even if the sale results in a taxable gain, if they determine that the tax impact of the sale is outweighed by other factors. Such factors include the investment risk of holding the security or the availability of a replacement security that has a better potential return. In addition, redemptions by fund shareholders could require the fund to sell securities, potentially resulting in capital gains. At the fund managers' discretion, payment of the redemption price may, under certain circumstances, be made in whole or in part by a distribution in kind of securities from the fund, in lieu of cash. See "Redemptions - Special Requirements for Large Redemptions" on page 10. Because the fund is managed to provide high after-tax returns, it may not provide as high a pre-tax return as other funds. For more information regarding applicable taxes, see "Taxes" on page 13.

Investors who frequently redeem their shares generate additional transactional costs for the fund and may cause the fund to recognize capital gains and greater brokerage commissions that must be borne by the fund's remaining shareholders. To encourage long-term investing, the fund applies a 2.0% redemption fee to shares held for less than one year. In determining the holding period for shares, the fund will use the "first-in, first-out" method. In other words, when a shareholder redeems or exchanges shares, the fund will first redeem or exchange those shares with the earliest purchase date. If the shareholder has held these shares for at least one year, the fund will not apply a redemption fee to the redeemed shares. The redemption fee is retained by the fund and will be used to help reimburse the fund for costs incurred by the fund when buying and selling securities.



4        American Century Investments                            1-800-345-2021


WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks of U.S. and foreign companies, but can purchase other types of securities, as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?


As with all funds, at any given time, the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.


Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.


While the fund seeks to minimize taxable distributions to shareholders, it may realize capital gains on the sale of investment securities and earn dividend income. For example, the fund managers may elect to sell a security even if it results in a taxable gain if the managers determine the tax impact of the sale is outweighed by other factors (such as the investment risk of the security). Federal tax laws require the fund to make distributions of such gains and income to its shareholders. Distributions may be taxable as ordinary income, capital gains, or a combination of the two.

Foreign securities can have certain unique risks, including fluctutations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.


PERFORMANCE HISTORY

As a new fund, the fund's performance history is not available as of the date of this prospectus.

[left margin]


[graphic of hand with index finger pointing] Please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com for current performance information.



    www.americancentury.com                    American Century Investments   5


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and portfolio management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor, that is, they are not employed by and have no financial interest in the advisor


THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.


For the services it provides to the fund, the advisor receives a unified management fee of 1.10% of the average net assets of the Investor Class of shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except  brokerage  expenses,  taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


THE FUND MANAGEMENT TEAM


The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio managers on the investment team are identified below:


MARK MALLON


Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior Vice President, joined American Century in April 1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990. Mr. Mallon has an MBA from Cornell University. He is a Chartered Financial Analyst.

CHARLES RITTER

Mr. Ritter, Vice President and Portfolio Manager, joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago. He is a Chartered Financial Analyst.


[left margin]

[graphic of hand with index finger pointing] CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.


6        American Century Investments                            1-800-345-2021


FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.


In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The fund manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.



    www.americancentury.com                    American Century Investments   7


INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING


If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.


WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE
Investor Relations
1-800-345-2021

Corporate; Not-For-Profit;
Foundations; Endowments; Keogh;
SEP-, SARSEP- and SIMPLE-IRA;
and 403(b) Services
1-800-345-3533

Automated Information Line
1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call an Investor Relations Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX

PO Box 419200
Kansas City, MO 64141-6200
Fax 816-340-7962

[graphic of envelope]

OPEN AN ACCOUNT

Send a signed and completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send us written instructions or a redemption form to sell shares. Call an Investor Relations Representative to request a form.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[graphic of computer]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account online.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.


8        American Century Investments                            1-800-345-2021


A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and show respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

--------------------------------------------------------------------------------
BY WIRE

[graphic of hand with index finger pointing] Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT

Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information

* Our bank information
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918
* The fund name
* Your American Century account number*
* Your name
* The contribution year (for IRAs only)
* For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the "Open an account" section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not applicable.

--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of arrows in circle]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send us written instructions to set up an automatic exchange of shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON

If you prefer to handle your transactions in person, visit one of the Investor Centers listed below. A representative can help you open an account, make additional investments and sell or exchange shares.

4500 Main St.                           4917 Town Center Dr.
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5:30 p.m., Monday-Friday      8 a.m. to 6 p.m., Monday-Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California               9445 East County Line Road, Suite A
8 a.m. to 5 p.m., Monday-Friday         Englewood, Colorado
                                        8 a.m. to 6 p.m., Monday-Friday
                                        8 a.m. to noon, Saturday


     www.americancentury.com                   American Century Investments   9


MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account the minimum investment is:
--------------------------------------------------------------------------------
Individual or Joint                                            $10,000
--------------------------------------------------------------------------------
Traditional IRA                                                $10,000
--------------------------------------------------------------------------------
Roth IRA                                                       $10,000
--------------------------------------------------------------------------------
Education IRA                                                  N/A
--------------------------------------------------------------------------------
UGMA/UTMA                                                      $10,000
--------------------------------------------------------------------------------
403(b)                                                         $10,000

REDEMPTIONS

If you sell your shares of Tax-Managed Value within one year of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee is retained by the fund and helps cover transaction and tax costs long-term investors may bear when the fund realizes capital gains as a result of selling securities to meet shareholder redemptions.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record. If you have held these shares for less than one year, you will pay a redemption fee of 2.0% of the value of the shares redeemed.

ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


10           American Century Investments                        1-800-345-2021


INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices


*  cutoff time for investments


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.


Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.


Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.


[left margin]

[graphic of hand with index finger pointing] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


   www.americancentury.com                    American Century Investments   11


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by the fund are not readily available from an independent pricing service, the fund manager may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.


DISTRIBUTIONS


Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. While the fund seeks to minimize taxable distributions, it, from time-to-time, may realize some CAPITAL GAINS on the sale of investment securities and earn dividend income and interest. The fund generally pays distributions of capital gains, if any, once a year in December. It may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

All distributions must be reinvested in the fund. Please consult our Investor Services Guide for further information regarding distributions.


[left margin]

The NET ASSET VALUE of the fund is the price of the fund's shares and is calculated by determining the net assets of the fund and dividing by the number of shares outstanding.


CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.



12        American Century Investments                           1-800-345-2021


TAXES


The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received and capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

TAXABLE ACCOUNTS


If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.


TAXABILITY OF DISTRIBUTIONS

Although the fund seeks to maximize long-term capital growth while minimizing taxable distributions, the fund may make distributions to its shareholders. For example, the fund managers may elect to sell a security even if it results in a taxable gain if they determine the tax impact is outweighed by the investment risk of the security or by the availability of replacement securities that are of a better value after considering the tax effect of the sale.

Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated by the sale of fund investments. Distribution of capital gains are classified either as short-term or long-term and are taxed as follows:


Type of Distribution      Tax Rate for 15% Bracket    Tax Rate for 28% Bracket
                                                      or above
------------------------------------------------------------------------------
Short-term capital gains  Ordinary income rate        Ordinary income rate
------------------------------------------------------------------------------
Long-term capital gains   10%                         20%


The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you a detail of the tax status of fund distributions for each calendar year in an annual tax statement from the fund.


Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


TAXES ON TRANSACTIONS

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held less than or equal to 12 months. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


[left margin]

[graphic of hand with index finger pointing] BUYING A DIVIDEND


Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.



   www.americancentury.com                    American Century Investments   13


MULTIPLE CLASS INFORMATION

American Century offers three classes of funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.


American Century offers the other classes of shares primarily to institutional investors, through institutional distribution channels such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3553 or contact a sales representative or financial intermediary who offers those classes of shares.


Except as described below, all classes of shares have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only difference among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.


14        American Century Investments                           1-800-345-2021


NOTES


    www.americancentury.com                   American Century Investments   15


NOTES


16        American Century Investments                           1-800-345-2021


NOTES



    www.americancentury.com                   American Century Investments   17



[back cover]


MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


ANNUAL AND SEMIANNUAL REPORTS


These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


Investment Company Act File No. 811-0816


You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location
                           and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)



                         [american century logo(reg.sm)]
                                    American
                                     Century



                          AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419200
                       Kansas City, Missouri 64141-6200
                        1-800-345-2021 or 816-531-5575

9902
SH-PRS-14887

[front cover]

                                AMERICAN CENTURY

                                   Prospectus

                                                          Tax-Managed Value Fund


                         [american century logo(reg.sm)]
                                    American
                                     Century

[left margin]


                                                                  MARCH 1, 1999
                                                                  ADVISOR CLASS

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                   TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                        Distributed by  Funds Distributor, Inc.


[inside front cover]

Dear Investor,

  Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investment. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

  Inside you'll find:


     *   The fund's primary investments and risks

     *   A description of who may or may not want to invest in the fund

     * Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmark

     *   An overview of services available and ways to manage your accounts

     *   Helpful tips and definitions of key investment terms

  The new, simplified prospectus format is not the only step we've taken to make investing less confusing. As we prepare to welcome in the 21st century, American Century is bringing our fund names up to date. That's why on March 1, we retired the "Twentieth Century" and "Benham" fund group names and will use the "American Century" name for all of our funds. This will make it easier for you to track your investments in newspapers or on financial Web sites. For example, instead of "American Century-Twentieth Century Ultra," the new fund name will be simply "American Century Ultra." Only the fund names are changing; each fund's objective and investment strategy will stay the same.

  In another step toward simplification, we are introducing a more intuitive way for you to evaluate our family of funds. This new system classifies funds based on objective and risk.

  The four broad objectives are:         The three risk categories are:
        *  Growth                                 *   Aggressive
        *  Growth and Income                      *   Moderate
        *  Income                                 *   Conservative
        *  Capital Preservation

  The new classification presents the risk level of each fund upfront so you can choose funds you are comfortable with. It also can help you create a diversified portfolio by identifying funds from different investment categories. Our Investing with American Century brochure explains this reclassification in more detail.

  If you have questions about the prospectus or would like to receive a copy of our Investing with American Century brochure, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

                                      Sincerely,

                                      /s/Mark Killen
                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.

[left margin]

                         [american century logo(reg.sm)]
                                    American
                                     Century


                               American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                  64141-6385


TABLE OF CONTENTS

An Overview of the Fund .....................................................  2
Fees and Expenses ...........................................................  3
Information about the Fund ..................................................  4
Management ..................................................................  6
Investing with American Century .............................................  8
Share Price and Distributions ............................................... 10
Taxes ....................................................................... 11
Multiple Class Information .................................................. 12

Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of hand with index finger pointing] This symbol highlights special information and helpful tips.


                                                    American Century Investments


AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT GOALS?


This fund seeks long-term capital growth by investing primarily in common stocks while attempting to minimize the impact of federal taxes on shareholder returns.


WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?


The fund managers use a value investment strategy that invests primarily in stocks of medium to large companies that the fund managers believe are undervalued at the time of purchase. In selecting stocks, the fund looks for companies that are temporarily out of favor in, or whose value is not yet recognized by, the market. The fund managers will attempt to minimize taxable distributions to fund shareholders. A more detailed description of American Century's tax-managed investment strategy begins on page 4.

The fund's principal risks include


* Market Risk--The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* Price Volatility--The value of the fund's shares may fluctuate significantly in the short-term.

* Principal Loss--As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO may WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  seeking lower taxable distributions than a traditional equity fund

*  comfortable with the fund's short-term price volatility

*  comfortable with the risks associated with the fund's investment strategy

WHO may not WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing through an IRA or other tax-advantaged retirement plan

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment


[left margin]


[graphic of hand with index finger pointing] An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


2        American Century Investments                            1-800-345-3533



FEES AND EXPENSES


There are no sales loads, fees or other charges


*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares


*  to exchange into the Investor Class shares of other American Century funds

The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                               Redemption Fee (as a percentage
                                               of amount redeemed)
--------------------------------------------------------------------------------
Tax-Managed Value Fund
--------------------------------------------------------------------------------
Shares held for less than one year             2.0%
Shares held for one year or more               None

1 The fee withheld from redemption proceeds is retained by the fund.



ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)

                       Management   Distribution and         Other        Total Annual Fund
                       Fee(1)       Service (12b-1) Fees(2)  Expenses(3)  Operating Expenses
--------------------------------------------------------------------------------------------
Tax-Managed
   Value Fund          0.85%        0.50%                    0.00%        1.35%

1 The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase. Please consult the Statement of Additional Information for more details about the fund's management fee.

2 The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 12.

3 Other expenses include the fees and expenses of the fund's independent directors, its legal counsel, interest and extraordinary expenses and are estimated to be less than 0.005% of the fund's assets during the fund's first fiscal year.


EXAMPLE


The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Assuming you . . .

*  incur the same operating expenses as shown above


*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year


 . . . your cost of investing in the fund would be:

                                     1 Year             3 Years
------------------------------------------------------------------------------
Tax-Managed Value Fund               $344               $426


You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:


                                     1 Year             3 Years
------------------------------------------------------------------------------
Tax-Managed Value Fund               $137               $426


[left margin]

[graphic of hand with index finger pointing] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


     www.americancentury.com                   American Century Investments   3



INFORMATION ABOUT THE FUND

TAX-MANAGED VALUE FUND


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The fund seeks long-term capital growth.


HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?


The fund managers seek to achieve the fund's objective by investing primarily in common stocks. The fund manager also will attempt to minimize the impact of federal income taxes on shareholder returns by attempting to minimize taxable distributions to shareholders.

The fund managers use a value investment strategy to look for stocks of medium to large companies that the fund managers believe are undervalued at the time of purchase. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by other investors. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices.

To minimize taxable distributions, the fund managers employ the following tax-sensitive techniques that may, from time to time, be inconsistent with the fund's objective of long-term capital growth:

* The fund managers seek to minimize realized capital gains by keeping portfolio turnover relatively low and generally holding its investments for longer periods.

* The fund managers seek to minimize realized capital gains when selling the shares of a specific company by analyzing the fund's holdings of that company to determine which shares were purchased at what price and typically selling those shares bought at the highest price.

* The fund managers may seek to minimize realized capital gains by selling securities to realize capital losses. Realized capital losses can offset realized capital gains, thereby reducing capital gains distributions to the fund's shareholders.

* The fund managers may seek to minimize taxable dividend income where appropriate by investing in stocks with lower dividend yields.

While the fund seeks to minimize taxable distributions to shareholders, it may realize taxable gains and earn some dividends. For example, the fund managers may elect to sell a security, even if the sale results in a taxable gain, if they determine that the tax impact of the sale is outweighed by other factors. Such factors include the investment risk of holding the security or the availability of a replacement security that has a better potential return. In addition, redemptions by fund shareholders could require the fund to sell securities, potentially resulting in capital gains. At the fund managers' discretion, payment of the redemption price may, under certain circumstances, be made in whole or in part by a distribution in kind of securities from the fund, in lieu of cash. See "Redemptions - Special Requirements for Large Redemptions" on page 9. Because the fund is managed to provide high after-tax returns, it may not provide as high a pre-tax return as other funds. For more information regarding applicable taxes, see "Taxes" on page 11.

Investors who frequently redeem their shares generate additional transactional costs for the fund and may cause the fund to recognize capital gains and greater brokerage commissions that must be borne by the fund's remaining shareholders. To encourage long-term investing, the fund applies a 2.0% redemption fee to shares held for less than one year. In determining the holding period for shares, the fund will use the "first-in, first-out" method. In other words, when a shareholder redeems or exchanges shares, the fund will first redeem or exchange those shares with the earliest purchase date. If the shareholder has held these shares for at least one year, the fund will not apply a redemption fee to the redeemed shares. The redemption fee is retained by the fund and will be used to help reimburse the fund for costs incurred by the fund when buying and selling securities.


4        American Century Investments                            1-800-345-3533



WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks of U.S. and foreign companies, but can purchase other types of securities, as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?


As with all funds, at any given time, the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.


Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.


While the fund seeks to minimize taxable distributions to shareholders, it may realize capital gains on the sale of investment securities and earn dividend income. For example, the fund managers may elect to sell a security even if it results in a taxable gain if the managers determine the tax impact of the sale is outweighed by other factors (such as the investment risk of the security). Federal tax laws require the fund to make distributions of such gains and income to its shareholders. Distributions may be taxable as ordinary income, capital gains, or a combination of the two.

Foreign securities can have certain unique risks, including fluctutations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.


PERFORMANCE HISTORY

As a new fund, the fund's performance history is not available as of the date of this prospectus.

[left margin]


[graphic of hand with index finger pointing] Please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com for current performance information.



    www.americancentury.com                    American Century Investments   5


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and portfolio management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor, that is, they are not employed by and have no financial interest in the advisor


THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.


For the services it provides to the fund, the advisor receives a unified management fee of .85% of the average net assets of the Advisor Class of shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses.


THE FUND MANAGEMENT TEAM


The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio managers on the investment team are identified below:


MARK MALLON


Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior Vice President, joined American Century in April 1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990. Mr. Mallon has an MBA from Cornell University. He is a Chartered Financial Analyst.

CHARLES RITTER

Mr. Ritter, Vice President and Portfolio Manager, joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago. He is a Chartered Financial Analyst.


[left margin]

[graphic of hand with index finger pointing] CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.


6        American Century Investments                            1-800-345-3533


FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The fund manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund manager may consider when making investment decisions, and other factors may receive greater weight.



    www.americancentury.com                    American Century Investments   7



INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

REDEMPTIONS


If you sell your shares of Tax-Managed Value within one year of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee is retained by the fund and helps cover transaction and tax costs long-term investors may bear when the fund realizes capital gains as a result of selling securities to meet shareholder redemptions.


INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.


Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.


Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.


[left margin]

[graphic of hand with index finger pointing] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.



8           American Century Investments                         1-800-345-3533


ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.



    www.americancentury.com                    American Century Investments   9


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by the fund are not readily available from an independent pricing service, the fund manager may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangement with the fund or the fund's distributor in order for you to receive that day's price.


DISTRIBUTIONS


Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. While the fund seeks to minimize taxable distributions, it, from time-to-time, may realize some CAPITAL GAINS on the sale of investment securities and earn dividend income and interest. The fund generally pays distributions of capital gains, if any, once a year in December. It may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

All distributions must be reinvested in the fund. Please consult our Investor Services Guide for further information regarding distributions.


[left margin]

The NET ASSET VALUE of the fund is the price of the fund's shares and is calculated by determining the net assets of the fund and dividing by the number of shares outstanding.


CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


10        American Century Investments                           1-800-345-3533



TAXES


The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received and capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

TAXABLE ACCOUNTS


If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.


TAXABILITY OF DISTRIBUTIONS

Although the fund seeks to maximize long-term capital growth while minimizing taxable distributions, the fund may make distributions to its shareholders. For example, the fund managers may elect to sell a security even if it results in a taxable gain if they determine the tax impact is outweighed by the investment risk of the security or by the availability of replacement securities which are of a better value after considering the tax effect of the sale.


Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated by the sale of fund investments. Distribution of capital gains are classified either as short-term or long-term and are taxed as follows:

Type of Distribution      Tax Rate for 15% Bracket    Tax Rate for 28% Bracket
                                                      or above
------------------------------------------------------------------------------
Short-term capital gains  Ordinary income rate        Ordinary income rate
------------------------------------------------------------------------------
Long-term capital gains   10%                         20%


The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you a detail of the tax status of fund distributions for each calendar year in an annual tax statement from the fund.


Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


TAXES ON TRANSACTIONS

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held less than or equal to 12 months. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


[left margin]

[graphic of hand with index finger pointing] BUYING A DIVIDEND


Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.



   www.americancentury.com                    American Century Investments   11


MULTIPLE CLASS INFORMATION


American Century offers three classes of funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The funds may offer a different class of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3553 or contact a sales representative or financial intermediary who offers those classes of shares.


Except as described below, all classes of shares have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only difference among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure - Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.



12        American Century Investments                           1-800-345-3533



NOTES



    www.americancentury.com                   American Century Investments   13



[back cover]


MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


ANNUAL AND SEMIANNUAL REPORTS


These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


Investment Company Act File No. 811-0816


You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location
                           and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)



                         [american century logo(reg.sm)]
                                    American
                                     Century



                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385
                         1-800-345-3533 or 816-531-5575

9902
SH-PRS-14888

[front cover]

                                AMERICAN CENTURY

                                   Prospectus

                                                         Tax-Managed Value Fund


                         [american century logo(reg.sm)]
                                    American
                                     Century

[left margin]


                                                                  MARCH 1, 1999
                                                            INSTITUTIONAL CLASS

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                   TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                        Distributed by  Funds Distributor, Inc.


[inside front cover]

Dear Investor,

  Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investment. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

  Inside you'll find:

     *   The fund's primary investments and risks

     *   A description of who may or may not want to invest in the fund

     * Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmark

     *   An overview of services available and ways to manage your accounts

     *   Helpful tips and definitions of key investment terms

  The new, simplified prospectus format is not the only step we've taken to make investing less confusing. As we prepare to welcome in the 21st century, American Century is bringing our fund names up to date. That's why on March 1, we retired the "Twentieth Century" and "Benham" fund group names and will use the "American Century" name for all of our funds. This will make it easier for you to track your investments in newspapers or on financial Web sites. For example, instead of "American Century-Twentieth Century Ultra," the new fund name will be simply "American Century Ultra." Only the fund names are changing; each fund's objective and investment strategy will stay the same.

  In another step toward simplification, we are introducing a more intuitive way for you to evaluate our family of funds. This new system classifies funds based on objective and risk.

  The four broad objectives are:         The three risk categories are:
        *  Growth                                 *   Aggressive
        *  Growth and Income                      *   Moderate
        *  Income                                 *   Conservative
        *  Capital Preservation

  The new classification presents the risk level of each fund upfront so you can choose funds you are comfortable with. It also can help you create a diversified portfolio by identifying funds from different investment categories. Our Investing with American Century brochure explains this reclassification in more detail.

  If you have questions about the prospectus or would like to receive a copy of our Investing with American Century brochure, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

                                      Sincerely,

                                      /s/Mark Killen
                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.

[left margin]

                         [american century logo(reg.sm)]
                                    American
                                     Century


                               American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                  64141-6385


TABLE OF CONTENTS

An Overview of the Fund .....................................................  2
Fees and Expenses ...........................................................  3
Information about the Fund ..................................................  4
Management ..................................................................  6
Investing with American Century .............................................  8
Share Price and Distributions ............................................... 12
Taxes ....................................................................... 13
Multiple Class Information .................................................. 14

Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of hand with index finger pointing] This symbol highlights special information and helpful tips.


                                                    American Century Investments


AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT GOALS?

The Tax-Managed Value Fund seeks long-term capital growth by investing primarily in common stocks while attempting to minimize the impact of federal taxes on shareholder returns.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?


The fund managers use a value investment strategy that invests primarily in stocks of medium to large companies that the fund managers believe are undervalued at the time of purchase. In selecting stocks, the fund looks for companies that are temporarily out of favor in, or whose value is not yet recognized by, the market. The fund managers will attempt to minimize taxable distributions to fund shareholders. A more detailed description of American Century's tax-managed investment strategy begins on page 4.

The fund's principal risks include


* Market Risk--The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* Price Volatility--The value of the fund's shares may fluctuate significantly in the short-term.

* Principal Loss--As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO may WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  seeking lower taxable distributions than a traditional equity fund

*  comfortable with the fund's short-term price volatility

*  comfortable with the risks associated with the fund's investment strategy

WHO may not WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing through an IRA or other tax-advantaged retirement plan

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

[left margin]


[graphic of hand with index finger pointing] An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


2        American Century Investments                            1-800-345-3533



FEES AND EXPENSES


There are no sales loads, fees or other charges


*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds


The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                               Redemption Fee (as a percentage
                                               of amount redeemed)
--------------------------------------------------------------------------------
Tax-Managed Value Fund
--------------------------------------------------------------------------------
Shares held for less than one year(1)          2.0%
Shares held for one year or more               None

1 The fee withheld from redemption proceeds is retained by the fund.


ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)


                    Management     Distribution and       Other          Total Annual Fund
                    Fee(1)         Service (12b-1) Fees   Expenses(2)    Operating Expenses
--------------------------------------------------------------------------------
Tax-Managed
   Value Fund       0.90%          None                    0.00%          0.90%

1 The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase. Please consult the statement of Additional Information for more details about the fund's management fee.

2 Other expenses include the fees and expenses of the fund's independent directors, its legal counsel, interest and extraordinary expenses and are estimated to be less than 0.005% of the fund's assets during the fund's first fiscal year.


EXAMPLE


The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Assuming you . . .

*  incur the same operating expenses as shown above


*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year


 . . . your cost of investing in the fund would be:

                               1 Year             3 Years
--------------------------------------------------------------------------------
Tax-Managed Value Fund         $300               $286


You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:


                               1 Year             3 Years
--------------------------------------------------------------------------------
Tax-Managed Value Fund         $92                $286


[left margin]

[graphic of hand with index finger pointing] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


      www.americancentury.com                   American Century Investments   3



INFORMATION ABOUT THE FUND

TAX-MANAGED VALUE FUND


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The fund seeks long-term capital growth.


HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?


The fund managers seek to achieve its objective by investing primarily in common stocks. The fund managers will also attempt to minimize the impact of federal income taxes on shareholder returns by attempting to minimize taxable distributions to shareholders.

The fund managers use a value investment strategy to look for stocks of medium to large companies that the fund managers believe are undervalued at the time of purchase. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by other investors. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices.

To minimize taxable distributions, the fund managers employ the following tax-sensitive techniques that may, from time to time, be inconsistent with the fund's objective of long-term capital growth:

* The fund managers seek to minimize realized capital gains by keeping portfolio turnover relatively low and generally holding its investments for longer periods.

* The fund managers seek to minimize realized capital gains when selling the shares of a specific company by analyzing the fund's holdings of that company to determine which shares were purchased at what price and typically selling those shares bought at the highest price.

* The fund managers may seek to minimize realized capital gains by selling securities to realize capital losses. Realized capital losses can offset realized capital gains, thereby reducing capital gains distributions to the fund's shareholders.

* The fund managers may seek to minimize taxable dividend income where appropriate by investing in stocks with lower dividend yields.

While the fund seeks to minimize taxable distributions to shareholders, it may realize taxable gains and earn some dividends. For example, the fund managers may elect to sell a security, even if the sale results in a taxable gain, if they determine that the tax impact of the sale is outweighed by other factors. Such factors include the investment risk of holding the security or the availability of a replacement security which has a better potential return. In addition, redemptions by fund shareholders could require the fund to sell securities, potentially resulting in capital gains. At the fund managers' discretion, payment of the redemption price may, under certain circumstances, be made in whole or in part by a distribution in kind of securities from the fund, in lieu of cash. See "Redemptions - Special Requirements for Large Redemptions" on page 11. Because the fund is managed to provide high after-tax returns, it may not provide as high a pre-tax return as other funds. For more information regarding applicable taxes, see "Taxes" on page 13.

Investors who frequently redeem their shares generate additional transactional costs for the fund and may cause the fund to recognize capital gains and greater brokerage commissions that must be borne by the fund's remaining shareholders. To encourage long-term investing, the fund applies a 2.0% redemption fee to shares held for less than one year. In determining the holding period for shares, the fund will use the "first-in, first-out" method. In other words, when a shareholder redeems or exchanges shares, the fund will first redeem or exchange those shares with the earliest purchase date. If the shareholder has held these shares for at least one year, the fund will not apply a redemption fee to the redeemed shares. The redemption fee is retained by the fund and will be used to help reimburse the fund for costs incurred by the fund when buying and selling securities.


4        American Century Investments                            1-800-345-3533



WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks of U.S. and foreign companies, but can purchase other types of securities, as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?


As with all funds, at any given time, the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.


Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.


While the fund seeks to minimize taxable distributions to shareholders, it may realize capital gains on the sale of investment securities and earn dividend income. For example, the fund managers may elect to sell a security even if it results in a taxable gain if the managers determine the tax impact of the sale is outweighed by other factors (such as the investment risk of the security). Federal tax laws require the fund to make distributions of such gains and income to its shareholders. Distributions may be taxable as ordinary income, capital gains, or a combination of the two.

Foreign securities can have certain unique risks, including fluctutations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.


PERFORMANCE HISTORY

As a new fund, the fund's performance history is not available as of the date of this prospectus.

[left margin]


[graphic of hand with index finger pointing] Please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com for current performance information.



    www.americancentury.com                    American Century Investments   5


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and portfolio management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor, that is, they are not employed by and have no financial interest in the advisor


THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee of 0.90% of the average net assets of the Institutional Class of shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.


The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses.


THE FUND MANAGEMENT TEAM


The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio managers on the investment team are identified below:


MARK MALLON


Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior Vice President, joined American Century in April 1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990. Mr. Mallon has an MBA from Cornell University. He is a Chartered Financial Analyst.

CHARLES RITTER

Mr. Ritter, Vice President and Portfolio Manager, joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago. He is a Chartered Financial Analyst.


[left margin]

[graphic of hand with index finger pointing] CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.



6        American Century Investments                            1-800-345-3533



FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The fund manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund manager may consider when making investment decisions, and other factors may receive greater weight.


    www.americancentury.com                    American Century Investments   7



INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum investment is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). Retirement plans may also be required to meet certain other requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell your shares of Tax-Managed Value within one year of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee is retained by the fund and helps cover transaction and tax costs long-term investors may bear when the fund realizes capital gains as a result of selling securities to meet shareholder redemptions.

REDEMPTION OF SHARES IN BELOW-MINIMUM ACCOUNTS

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.


SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING


If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.


8        American Century Investments                            1-800-345-3533



WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE
Service Representative
1-800-345-3533

[graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419385
Kansas City, MO 64141-6385

Fax
816-340-4655

[graphic of envelope]

OPEN AN ACCOUNT

Send a signed and completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send us written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

--------------------------------------------------------------------------------
BY WIRE

[graphic of hand with index finger pointing] Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT

Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information:

* Our bank information
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918
* The fund name
* Your American Century account number*
* Your name
* The contribution year (for IRAs only)
* For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the "Open an account" section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not applicable.

--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of arrows in circle]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send us written instructions to set up an automatic exchange of shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.


     www.americancentury.com                   American Century Investments   9


ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.


10           American Century Investments                        1-800-345-3533

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing fund shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements

* exchange policies

* fund choices


* cutoff time for investments


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.


Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.


Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.


[left margin]

[graphic of hand with index finger pointing] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


   www.americancentury.com                    American Century Investments   11


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by the fund are not readily available from an independent pricing service, the fund manager may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

If you invest in fund shares through a bank, financial advisor or other financial intermediary, it is the responsibility of your financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transaction in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.


DISTRIBUTIONS


Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. While the fund seeks to minimize taxable distributions, it, from time-to-time, may realize some CAPITAL GAINS on the sale of investment securities and earn dividend income and interest. The fund generally pays distributions of capital gains, if any, once a year in December. It may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

All distributions must be reinvested in the fund. Please consult our Investor Services Guide for further information regarding distributions.


[left margin]

The NET ASSET VALUE of the fund is the price of the fund's shares and is calculated by determining the net assets of the fund and dividing by the number of shares outstanding.


CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


12        American Century Investments                           1-800-345-3533



TAXES


The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received and capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

TAXABLE ACCOUNTS


If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.


TAXABILITY OF DISTRIBUTIONS

Although the fund seeks to maximize long-term capital growth while minimizing taxable distributions, the fund may make distributions to its shareholders. For example, the fund managers may elect to sell a security even if it results in a taxable gain if they determine the tax impact is outweighed by the investment risk of the security or by the availability of replacement securities which are of a better value after considering the tax effect of the sale.

Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated by the sale of fund investments. Distribution of capital gains are classified either as short-term or long-term and are taxed as follows:


Type of Distribution      Tax Rate for 15% Bracket    Tax Rate for 28% Bracket
                                                      or above
------------------------------------------------------------------------------
Short-term capital gains  Ordinary income rate        Ordinary income rate
------------------------------------------------------------------------------
Long-term capital gains   10%                         20%


The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you a detail of the tax status of fund distributions for each calendar year in an annual tax statement from the fund.


Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


TAXES ON TRANSACTIONS

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held less than or equal to 12 months. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


[left margin]

[graphic of hand with index finger pointing] BUYING A DIVIDEND


Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.



   www.americancentury.com                    American Century Investments   13


MULTIPLE CLASS INFORMATION


American Century offers three classes of funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Institutional Class shares and are offered primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The funds may offer a different class of shares primarily to institutional investors, through institutional distribution channels, such as employer- sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3553 or contact a sales representative or financial intermediary who offers those classes of shares.


Except as described below, all classes of shares have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only difference among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.



14        American Century Investments                           1-800-345-3533



NOTES


    www.americancentury.com                   American Century Investments   15


NOTES



16        American Century Investments                           1-800-345-3533



NOTES



    www.americancentury.com                   American Century Investments   17



[back cover]


MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


ANNUAL AND SEMIANNUAL REPORTS


These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

Investment Company Act File No. 811-0816

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location
                           and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)



                         [american century logo(reg.sm)]
                                    American
                                     Century


                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385
                         1-800-345-3533 or 816-531-5575

9902
SH-PRS-14890

PART C.   OTHER INFORMATION.

ITEM 23. Exhibits (all exhibits not filed herewith are being incorporated herein by reference)


     (a) (1) Articles of Incorporation of Twentieth Century Investors, Inc., dated July 2, 1990 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (2) Articles of Amendment of Twentieth Century Investors, Inc., dated November 20, 1990 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (3) Articles of Merger of Twentieth Century Investors, Inc., a Maryland corporation and Twentieth Century Investors, Inc., a Delaware corporation, dated February 22, 1991 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996).

          (4) Articles of Amendment of Twentieth Century Investors, Inc., dated August 11, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (5) Articles Supplementary of Twentieth Century Investors, Inc., dated September 3, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (6) Articles Supplementary of Twentieth Century Investors, Inc., dated April 28, 1995 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (7) Articles Supplementary of Twentieth Century Investors, Inc., dated November 17, 1995 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (8) Articles Supplementary of Twentieth Century Investors, Inc., dated January 30, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (9) Articles Supplementary of Twentieth Century Investors, Inc., dated March 11, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 75 on Form N-1A on June 14, 1996).

          (10) Articles of Amendment of Twentieth Century Investors, Inc., dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28,
               1997).

          (11) Articles Supplementary of American Century Mutual Funds, Inc., dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28,
               1997).

          (12) Articles Supplementary of American Century Mutual Funds, Inc., dated July 28, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26,
               1998).

          (13) Articles Supplementary of American Century Mutual Funds, Inc., dated November 28, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 83 on Form N-1A on February 26,
               1999).

          (14) Certificate of Correction to Articles  Supplementary  of American
               Century Mutual Funds, Inc., dated December 18, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 83 on Form N-1A on February 26, 1999).

          (15) Articles Supplementary of American Century Mutual Funds, Inc., dated December 18, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26,
               1998).

          (16) Articles Supplementary of American Century Mutual Funds, Inc., dated January 25, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 83 on Form N-1A on February 26,
               1999).

          (17) Articles Supplementary of American Century Mutual Funds, Inc., dated February 16, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 83 on Form N-1A on February 26,
               1999).

     (b)  (1)  By-laws   of   Twentieth   Century    Investors,    Inc.   (filed
               electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996).

          (2) Amendment to Bylaws of American Century Mutual Funds, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17, 1998).

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, and Article Eighth, of Registrants Articles of Incorporation, appearing as Exhibit (a)(1) to Post-Effective Amendment No. 73 on Form N-1A of the Registrant, and Article Fifth of Registrants Articles of Amendment, appearing as Exhibit (a)(4) to Post-Effective Amendment No. 73 to the Registration Statement on February 29, 1996; and Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 24, 25, 30, 31, 33, 39, 45 and 46 of Registrants By-Laws
          appearing as Exhibit (b)(1) to Post-Effective Amendment No. 73 on Form N-1A, and Sections 25, 30 & 31 of Registrants By-Laws appearing as Exhibit (b)(2) to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., Commission No. 33-64872.

     (d) (1) Management Agreement between American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated August 1, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26, 1998).

          (2) Addendum to Management Agreement between American Century Mutual Funds, Inc. and American Century Investment Management, Inc., dated February 16, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 83 on Form N-1A on February 26,
               1999).

     (e) (1) Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated January 15, 1998 (filed electronically as an Exhibit to Post-Effectivement Amendment No. 28 on Form N-1A of American Century Target Maturities Trust, File No. 2-94608, on January 30, 1998).

          (2) Amendment No. 1 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated June 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 to the Registration Statement of American Century Capital Portfolios, Inc., File No. 33-64872, on June 26,
               1998).

          (3) Amendment No. 2 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated December 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of American Century World Mutual Funds, Inc., File No. 33-39242, on November 13, 1998).

          (4) Amendment No. 3 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated
               January 29, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 24 to the Registration Statement of American Century Variable Portfolios, Inc., File No. 33-14567, on January 15, 1999).

     (f)  Not Applicable.

     (g) (1) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham funds, dated August 9, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 31 on Form N-1A of American Century Government Income Trust, File No. 2-99222, on February 7, 1997).

          (2) Master Agreement between Commerce Bank, N.A. and Twentieth Century Services, Inc. dated January 22, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28, 1997).

     (h) Transfer Agency Agreement between Twentieth Century Investors, Inc. and Twentieth Century Services, Inc. dated March 1, 1991 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28, 1997).

     (i) Opinion and Consent of Counsel (filed electronically as an Exhibit to Post-Effective Amendment No. 83 on Form N-1A on February 26, 1999).

     (j) Power of Attorney dated February 19, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 83 on Form N-1A on February 26, 1999).

     (k)  Not applicable.

     (l)  Not applicable.

     (m) (1) Master Distribution and Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17,
               1998).

          (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc.(Advisor Class) dated June 13, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 77 on Form N-1A on July 17, 1997).

          (3) Amendment No. 2 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated September 30, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26, 1998).

          (4) Amendment No. 3 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on June 26, 1998).

          (5) Amendment No. 4 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 on Form N-1A of American Century World Mutual Funds, Inc., File No. 33-39242, on November 13, 1998).

          (6) Amendment No. 5 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated February 16, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 83 on Form N-1A on February 26, 1999).

          (7) Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17, 1998).

     (n)  (1)  Financial Data Schedule for Tax-Managed Value is included herein.

     (o) (1) Multiple Class Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17, 1998).

          (2) Amendment No. 1 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 13, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 77 on Form N-1A on July 17, 1997).

          (3) Amendment No. 2 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated September 30, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26, 1998).

          (4) Amendment No. 3 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on June 26, 1998).

          (5) Amendment No. 4 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 on Form N-1A of American Century World Mutual Funds, Inc., File No. 33-39242, on November 13, 1998).

          (6) Amendment No. 5 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated January 29, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 14 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on December 29, 1998).

ITEM 24. Persons  Controlled  by or Under Common  Control with  Registrant.

     Not Applicable.

ITEM 25. Indemnification.

     The Corporation is a Maryland corporation. Section 2-418 of the General Corporation Law of Maryland allows a Maryland corporation to indemnify its directors, officers, employees and agents to the extent provided in such statute.

     Article Eighth of the Articles of Incorporation requires the indemnification of the corporation's directors and officers to the extent permitted by the General Corporation Law of Maryland, the Investment Company Act and all other applicable laws.

     The registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26. Business and Other Connections of Investment Advisor.

     None.

ITEM 27. Principal Underwriters.

(a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
LaSalle Partners Funds, Inc.
Kobrick-Cendant Investment Trust
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
Orbitex Group of Funds
SG Cowen Funds, Inc.
SG Cowen Income + Growth Fund, Inc.
SG Cowen Standby Reserve Fund, Inc.
SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
SG Cowen Series Funds, Inc.
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

(b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business Address*  Positions and Offices with          Positions and Offices with
                                      Underwriter                         Registrant

Marie E. Connolly                     Director, President and Chief       none
                                      Executive Officer

George A. Rio                         Executive Vice President            President, Principal Executive
                                                                          and Principal Financial Officer

Donald R. Roberson                    Executive Vice President            none

William S. Nichols                    Executive Vice President            none

Margaret W. Chambers                  Senior Vice President, General      None
                                      Counsel, Chief Compliance
                                      Officer, Secretary and Clerk

Michael S. Petrucelli                 Senior Vice President               None

Joseph F. Tower, III                  Director, Senior Vice President,    None
                                      Treasurer and Chief Financial
                                      Officer

Paula R. David                        Senior Vice President               None

Gary S. MacDonald                     Senior Vice President               None

Judith K. Benson                      Senior Vice President               None

William J. Nutt                       Chairman and Director               None
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

(c)  Not applicable.

ITEM 28. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
     Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Mutual Funds, Inc., American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29. Management Services

     Not Applicable.

ITEM 30. Undertakings.

     Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 84 to its Registration Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 84 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 26th day of February, 1999.

                                       American Century Mutual Funds, Inc.
                                       (Registrant)

                                       By: /*/George A. Rio
                                       George A. Rio
                                       President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 84 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                              Date

*George A. Rio              President, Principal Executive     February 26, 1999
George A. Rio               and Principal Financial Officer

*Maryanne Roepke            Vice President and Treasurer       February 26, 1999
Maryanne Roepke

*James E. Stowers, Jr.      Chairman of the Board and          February 26, 1999
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           February 26, 1999
James E. Stowers III

*Thomas A. Brown            Director                           February 26, 1999
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           February 26, 1999
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           February 26, 1999
Andrea C. Hall, Ph.D.

*Donald H. Pratt            Director                           February 26, 1999
Donald H. Pratt

*Lloyd T. Silver, Jr.       Director                           February 26, 1999
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord     Director                           February 26, 1999
M. Jeannine Strandjord

*D. D. (Del) Hock           Director                           February 26, 1999
D. D. (Del) Hock

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact